INTANGIBLE ASSETS (Details) (Use Rights [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Use Rights [Member]
Land use rights	$ 3,310,933	$ 1,185,929	$ 1,128,318
Less: Accumulated amortization	(169,485)	(118,593)	(84,624)
Finite-Lived Intangible Assets, Net	$ 3,141,448	$ 1,067,336	$ 1,043,694